Summary of Significant Accounting Policies - Entities included in consolidation (Details)	12 Months Ended
Dec. 31, 2020
Libra Shipping Enterprises Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Libra II
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Alegria Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Alegria
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Felicity Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Felicity
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Gemini Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Gemini S
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Galaxy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Galaxy I
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Aurora Shipping Enterprises Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Hope
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Palermo Shipping S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Apollon
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Fantastiks Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Fantastiks
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Sagittarius Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sagittarius
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Hyperion Enterprises Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Hyperion
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Chilali Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Aurora II
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Surf Maritime Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Pollux
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Pandora Marine Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Melodia
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Customized Development S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Fulvia
Country of incorporation	Liberia
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Kohylia Shipmanagement S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Luz
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Orbiter Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Orbiter
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Floral Marine Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Buena Ventura
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Golem Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Soleil
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Kymata Shipping Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Helios
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Joy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Joy
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Micaela Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Harmony
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Pearl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sun
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Velvet Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios La Paix
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Perigiali Navigation Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Beaufiks
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Finian Navigation Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Ace
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Ammos Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Prosperity I
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Wave Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	Navios Libertas
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Casual Shipholding Co. [Member]
Entity Information [Line Items]
Vessel name	Navios Sol
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Avery Shipping Company [Member]
Entity Information [Line Items]
Vessel name	Navios Symphony
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Coasters Ventures Ltd. [Member]
Entity Information [Line Items]
Vessel name	Navios Christine B
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Ianthe Maritime S.A. [Member]
Entity Information [Line Items]
Vessel name	Navios Aster
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Rubina Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Hongkong
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Topaz Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Singapore
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Beryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Tokyo
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Cheryl Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Shanghai
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Christal Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Hyundai Busan
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Fairy Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	YM Utmost
Country of incorporation	Marshall Is.
2020	—
2019	—
2018	1/01 – 7/02
Limestone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	YM Unity
Country of incorporation	Marshall Is.
2020	—
2019	—
2018	1/01 – 7/02
Dune Shipping Corp. [Member]
Entity Information [Line Items]
Vessel name	MSC Cristina
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Citrine Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	—
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Cavalli Navigation Inc. [Member]
Entity Information [Line Items]
Vessel name	—
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Seymour Trading Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Altair I
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	6/07 – 12/31
Goldie Services Company [Member]
Entity Information [Line Items]
Vessel name	Navios Symmetry
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	5/21 – 12/31
Andromeda Shiptrade Limited [Member]
Entity Information [Line Items]
Vessel name	Navios Apollon I
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	5/09 – 12/31
Esmeralda Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Sphera
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	8/31 – 12/31
Triangle Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Mars
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	8/31 – 12/31
Oceanus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Castor N
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	12/13 – 12/31
2018	—
Cronus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Protostar N
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	12/13 – 12/31
2018	—
Leto Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Esperanza N
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	12/13 – 12/31
2018	—
Dionysus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Harmony N
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	12/13 – 12/31
2018	—
Prometheus Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Solar N
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	12/13 – 12/31
2018	—
Camelia Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Camelia
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	12/16 – 12/31
2018	—
Anthos Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Anthos
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	12/16 – 12/31
2018	—
Azalea Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Azalea
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	12/16 – 12/31
2018	—
Amaryllis Shipping Inc. [Member]
Entity Information [Line Items]
Vessel name	Navios Amaryllis
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	12/16 – 12/31
2018	—
Zaffre Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Serenitas N
Country of incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Wenge Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Joie N
Country of incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Sunstone Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Copernicus N
Country of incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Fandango Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Unity N
Country of incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Flavescent Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Odysseus N
Country of incorporation	Marshall Is.
2020	6/29 – 12/31
2019	—
2018	—
Emery Shipping Corporation [Member]
Entity Information [Line Items]
Vessel name	Navios Gem
Country of incorporation	Marshall Is.
2020	9/30 – 12/31
2019	—
2018	—
Rondine Management Inc [Member]
Entity Information [Line Items]
Vessel name	Navios Victory
Country of incorporation	Marshall Is.
2020	9/30 – 12/31
2019	—
2018	—
Cavos Navigation Co. [Member] | Bareboat Chartered In vessels [Member]
Entity Information [Line Items]
Vessel name	Navios Libra
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Perivoia Shipmanagement Co. [Member] | Bareboat Chartered In vessels [Member]
Entity Information [Line Items]
Vessel name	Navios TBN1
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	9/25 – 12/31
2018	—
Pleione Management Limited [Member] | Bareboat Chartered In vessels [Member]
Entity Information [Line Items]
Vessel name	Navios TBN2
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	9/25 – 12/31
2018	—
Prosperity Shipping Corporation [Member] | Other
Entity Information [Line Items]
Vessel name	—
Country of incorporation	Marshall Is.
2020	—
2019	—
2018	—
Aldebaran Shipping Corporation [Member] | Other
Entity Information [Line Items]
Vessel name	—
Country of incorporation	Marshall Is.
2020	—
2019	—
2018	—
JTC Shipping and Trading Ltd. [Member] | Other
Entity Information [Line Items]
Vessel name	Holding Company
Country of incorporation	Malta
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Navios Maritime Partners L.P. [Member] | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Navios Maritime Operating LLC. [Member] | Other
Entity Information [Line Items]
Vessel name	N/A
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Navios Partners Finance (US) Inc. | Other
Entity Information [Line Items]
Vessel name	Co-Borrower
Country of incorporation	Delaware
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31
Navios Partners Europe Finance Inc. | Other
Entity Information [Line Items]
Vessel name	Sub-Holding Company
Country of incorporation	Marshall Is.
2020	1/01 – 12/31
2019	1/01 – 12/31
2018	1/01 – 12/31